Property, Plant and Equipment and Jack-Up Drilling Rigs, net - Schedule of Jack Up Drilling Rigs, Net And Property, Plant And Equipment (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Property plant and equipment	$ 11.6	$ 11.3
Less accumulated depreciation	(9.8)	(9.3)
Property, plant and equipment, net	1.8	2.0
Jack-up drilling rigs	3,996.6	3,617.8
Less accumulated depreciation	(960.1)	(875.1)
Jack-up drilling rigs, net	$ 3,036.5	$ 2,742.7